45. COMPENSATION PLANS (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($) shares
Compensation Plans Details 1
Stock options outstanding, beginning | shares	381,548,564
Stock options, executed | shares	(381,548,564)
Stock options outstanding, ending | shares	0
Average price options outstanding, beginning | $	$ 0.27
Average price options, executed | $	0.27
Average price options outstanding, ending | $	$ 0